Equity (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands										1 Months Ended													12 Months Ended
	Sep. 14, 2017 ILS (₪) shares	Sep. 14, 2017 USD ($) shares	May 15, 2015 ILS (₪) shares	May 15, 2015 USD ($) $ / shares shares	Oct. 31, 2013 ILS (₪) shares	Oct. 31, 2013 USD ($) shares	Feb. 28, 2013 ILS (₪) ₪ / shares shares	Feb. 28, 2013 USD ($) shares	Nov. 07, 2012 ILS (₪) shares	Aug. 31, 2017 ILS (₪) shares	Aug. 31, 2017 USD ($) shares	Jul. 31, 2017 ILS (₪) shares	Jul. 31, 2017 USD ($) shares	May 31, 2017 ILS (₪) shares	May 31, 2017 USD ($) shares	Mar. 30, 2017 ILS (₪) shares	Mar. 30, 2017 USD ($) shares	Feb. 28, 2017 ILS (₪) shares	Feb. 28, 2017 USD ($) shares	Jun. 24, 2015 ILS (₪) shares	Jun. 24, 2015 USD ($) shares	May 28, 2015	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2012 ILS (₪) ₪ / shares shares	Feb. 27, 2017 ₪ / shares	Feb. 27, 2017 $ / shares	Nov. 06, 2016 ₪ / shares	Nov. 06, 2016 $ / shares	May 12, 2015 ₪ / shares shares	May 12, 2015 $ / shares shares	Jul. 31, 2014 ₪ / shares	Jul. 31, 2014 $ / shares	Dec. 31, 2012 $ / shares shares
Equity (Textual)
Number of options issued									5,750,000
Number of options issued, shares					6,302,000	6,302,000	5,685,000	5,685,000																		5,750,000
Consideration of options issued	₪ 33,621	$ 9,546			₪ 4,413	$ 1,131	₪ 4,836	$ 1,239	₪ 1,148	₪ 3,833	$ 1,067			₪ 2,296	$ 635	₪ 1,229	$ 4,482	₪ 10,905	$ 2,830							₪ 80
Number of options exercisable																										100,000									100,000
Exercise price per share | (per share)							₪ 1.5																			₪ 0.8	₪ 1.5	$ 0.38	₪ 1.8	$ 0.46	₪ 1.5	$ 0.38	₪ 0.9	$ 0.23	$ 0.21
Number of options share considerations																										100,000
Number of shares issued	66,666,680	66,666,680			6,302,000	6,302,000	5,685,000			6,825,760	6,825,760	8,000,000	8,000,000			6,666,640	6,666,640
Share options expired date					Oct. 31, 2017	Oct. 31, 2017												Feb. 28, 2017	Feb. 28, 2017
Tradable warrants exercised										170,644	170,644			104,349	104,349
Warrant exercise price | $ / shares				$ 6.25
Gross consideration offering amount			₪ 36,607	$ 9,382																₪ 2,069	$ 530
Offering expenses | ₪			₪ 5,576
Underwriters warrants granted			95,500	95,500
Increase in equity shares	₪ 250	$ 72
Issuance expenses | ₪																				₪ 134
Revaluation of warrants | ₪																							₪ 7,969	₪ 2,951	₪ 554
Percentage of shares																						2.50%
Option component [Member]
Equity (Textual)
Consideration of options issued					₪ 625	$ 160	₪ 902	231
Share premium component [Member]
Equity (Textual)
Consideration of options issued					₪ 3,788	$ 971	₪ 3,934	$ 1,008
ADS [Member]
Equity (Textual)
Number of options issued, shares																		844,000	844,000
Consideration of options issued												₪ 7,065	$ 2,000
Number of shares issued	1,666,666	1,666,666		40								200,000	200,000			166,666	166,666														76,400,000	76,400,000
Tradable warrants exercised			2,038,000	2,038,000
Additional shares issued																				110,000	110,000
Warrants [Member]
Equity (Textual)
Offering expenses | ₪			₪ 4,860
Increase in equity shares | ₪			26,417
Public warrants [Member]
Equity (Textual)
Offering expenses | ₪			1,197
Increase in equity shares | ₪			₪ 7,398
Investor [Member]
Equity (Textual)
Number of options issued, shares																		33,760,832	33,760,832
Percentage of shares																		19.21%	19.21%